Business combinations - Allocation of Purchase Consideration to Assets and Liabilities Acquired (Details) - GBP (£) £ in Thousands	13 Months Ended	14 Months Ended	16 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Feb. 29, 2024	Feb. 27, 2024	Aug. 03, 2023	Jun. 09, 2023	May 10, 2023	Oct. 06, 2022
GalaxE
Disclosure of detailed information about business combination [line items]
Intangible assets - client relationships			£ 69,282	£ 66,287
Software - own work capitalised			9,378	9,378
Property, plant and equipment			622	480
Deferred tax asset			12,166	6,653
Right of use assets			4,125	4,125
Cash and cash equivalents			6,486	6,486
Trade and other receivables			18,758	18,758
Lease liability			(4,133)	(4,133)
Borrowings			(48,566)	(48,566)
Trade and other payables			(45,786)	(43,420)
Corporation tax payable			(643)	(3,595)
Deferred tax liability			(24,201)	(23,433)
Fair value of net assets acquired			(2,512)	£ (10,980)
GalaxE | Measurement period
Disclosure of detailed information about business combination [line items]
Adjustments to intangible assets - client relationships			2,995
Adjustments to intangible assets - other			0
Adjustments to property, plant and equipment			142
Adjustments to right of use asset			0
Adjustments to deferred tax asset			500
Adjustments to cash and cash equivalents			0
Adjustments to trade and other receivables			0
Adjustments to lease liabilities			0
Adjustments to borrowings			0
Adjustments to trade and other payables			(2,366)
Adjustments to corporation tax payable			2,952
Adjustments to deferred tax liability			(768)
Adjustments to fair value of net assets acquired			3,455
GalaxE | Deferred tax
Disclosure of detailed information about business combination [line items]
Adjustments to intangible assets - client relationships			0
Adjustments to intangible assets - other			0
Adjustments to property, plant and equipment			0
Adjustments to right of use asset			0
Adjustments to deferred tax asset			5,013
Adjustments to cash and cash equivalents			0
Adjustments to trade and other receivables			0
Adjustments to lease liabilities			0
Adjustments to borrowings			0
Adjustments to trade and other payables			0
Adjustments to corporation tax payable			0
Adjustments to deferred tax liability			0
Adjustments to fair value of net assets acquired			£ 5,013
EQ Tek
Disclosure of detailed information about business combination [line items]
Property, plant and equipment					£ 336
Cash and cash equivalents					1,885
Trade and other receivables					1,848
Trade and other payables					(1,932)
Corporation tax payable					(638)
Fair value of net assets acquired					£ 1,499
TLM
Disclosure of detailed information about business combination [line items]
Intangible assets - client relationships						£ 2,106
Property, plant and equipment						88
Deferred tax asset						633
Cash and cash equivalents						160
Trade and other receivables						1,106
Borrowings						(5,740)
Trade and other payables						(3,843)
Deferred tax liability						(537)
Fair value of net assets acquired						£ (6,027)
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Intangible assets - client relationships	£ 15,716	£ 15,716					£ 16,459
Property, plant and equipment	354	354					354
Deferred tax asset	641	641					0
Right of use assets	4,667	4,667					4,667
Cash and cash equivalents	10,817	10,817					10,817
Trade and other receivables	13,391	13,391					13,006
Corporation tax receivable	168	168					368
Lease liability	(4,752)	(4,752)					(4,752)
Trade and other payables	(25,219)	(25,219)					(24,550)
Corporation tax payable	0	0					(659)
Deferred tax liability	(4,008)	(4,008)					(4,197)
Fair value of net assets acquired	11,775	11,775					£ 11,513
Adjustments to intangible assets - client relationships	(743)
Adjustments to property, plant and equipment	0
Adjustments to right of use asset	0
Adjustments to deferred tax asset	641
Adjustments to cash and cash equivalents	0
Adjustments to trade and other receivables	385
Adjustments to corporation tax receivable	(200)
Adjustments to lease liabilities	0
Adjustments to trade and other payables	(669)
Adjustments to corporation tax payable	659
Adjustments to deferred tax liability	189
Adjustments to fair value of net assets acquired	262
Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Intangible assets - client relationships	2,997	2,997						£ 2,997
Property, plant and equipment	29	29						29
Deferred tax asset	262	262						133
Cash and cash equivalents	546	546						546
Trade and other receivables	818	818						818
Trade and other payables	(1,236)	(1,236)						(1,236)
Corporation tax payable	(176)	(176)						(55)
Deferred tax liability	(899)	(899)						(899)
Fair value of net assets acquired	£ 2,341	2,341						£ 2,333
Adjustments to intangible assets - client relationships		0
Adjustments to property, plant and equipment		0
Adjustments to deferred tax asset		129
Adjustments to cash and cash equivalents		0
Adjustments to trade and other receivables		0
Adjustments to trade and other payables		0
Adjustments to corporation tax payable		(121)
Adjustments to deferred tax liability		0
Adjustments to fair value of net assets acquired		£ 8
Lexicon
Disclosure of detailed information about business combination [line items]
Intangible assets - client relationships									£ 4,530
Property, plant and equipment									51
Deferred tax asset									136
Right of use assets									299
Cash and cash equivalents									1,824
Trade and other receivables									2,098
Lease liability									(319)
Trade and other payables									(1,192)
Corporation tax payable									(825)
Deferred tax liability									(1,359)
Fair value of net assets acquired									£ 5,243